CrossingBridge Pre-Merger SPAC ETF
Schedule of Investments
December 31, 2022 (Unaudited)
	Number of
	Shares	Value
Special Purpose Acquisition Companies - 88.67%
A SPAC I Acquisition Corp. (a)(b)	93,959	958,382
African Gold Acquisition Corp. (a)(b)	54,849	551,232
Agile Growth Corp. (a)(b)	94,601	954,524
Ahren Acquisition Corp. (a)(b)	4,449	45,825
Anthemis Digital Acquisitions I Corp. (a)(b)	10,780	110,872
Anzu Special Acquisition Corp. I (b)	1,458	14,726
AP Acquisition Corp. (a)(b)	18,052	186,928
Apollo Strategic Growth Capital II (a)(b)	143,914	1,442,018
Ares Acquisition Corp. (a)(b)	28,381	285,797
ARYA Sciences Acquisition Corp. V (a)(b)	180,000	1,809,900
Ault Disruptive Technologies Corp. (b)	22,284	229,191
Avalon Acquisition, Inc. (b)	25,014	256,393
Banner Acquisition Corp. (b)	46,913	472,883
Battery Future Acquisition Corp. (a)(b)	18,985	194,976
Berenson Acquisition Corp. Founder Shares (b)(c)(d)	922	34
BioPlus Acquisition Corp. (a)(b)	30,182	310,271
bleuacacia Ltd. (a)(b)	93,914	942,897
Brigade-M3 European Acquisition Corp. (a)(b)	72,096	710,146
Broad Capital Acquisition Corp. (b)	49,003	500,811
Bullpen Parlay Acquisition Co. (a)(b)	34,126	349,450
Cactus Acquisition Corp. 1 Ltd. (a)(b)	1,155	11,879
Cartesian Growth Corp. (b)	12,972	130,498
Cartesian Growth Corp. II (a)(b)	70,000	718,200
Cartica Acquisition Corp. (a)(b)	43,178	446,892
Catalyst Partners Acquisition Corp. (a)(b)	60,000	604,800
CC Neuberger Principal Holdings III (a)(b)	62,487	631,119
Churchill Capital Corp. V (b)	8,289	82,393
Churchill Capital Corp. VII (b)	23,856	237,844
Consilium Acquisition Corp. I Ltd. (a)(b)	20,000	203,100
Crescera Capital Acquisition Corp. (a)(b)	114,092	1,166,020
Crown PropTech Acquisitions (a)(b)	141,909	1,434,700
Deep Lake Capital Acquisition Corp. (a)(b)	20,000	201,800
DP Cap Acquisition Corp. I (a)(b)	14,092	144,584
Elliott Opportunity II Corp. (a)(b)	207,709	2,093,707
Enphys Acquisition Corp. (a)(b)	40,586	407,078
Enterprise 4.0 Technology Acquisition Corp. (a)(b)	17,965	184,860
Epiphany Technology Acquisition Corp. (b)	1,498	15,070
ESGEN Acquisition Corp. (a)(b)	3,003	31,051
ESM Acquisition Corp. (a)(b)	94,246	950,942
EVe Mobility Acquisition Corp. (a)(b)	13,056	134,477
Everest Consolidator Acquisition Corp. (b)	9,895	101,226
Financials Acquisition Corp. (a)(b)(e)	16,603	201,225
Finnovate Acquisition Corp. (a)(b)	16,866	173,298
Flame Acquisition Corp. (b)	7,463	75,003
FTAC Hera Acquisition Corp. (a)(b)	28,084	284,210
FutureTech II Acquisition Corp. (b)	10,655	110,066
G Squared Ascend I, Inc. (a)(b)	9,771	98,736
Games & Esports Experience Acquisition Corp. (a)(b)	14,092	145,289
Global Technology Acquisition Corp. I (a)(b)	12,170	125,108
Goal Acquisitions Corp. (b)	18,894	190,074
GoGreen Investments Corp. (a)(b)	2,925	30,361
GP Bullhound Acquisition I SE (a)(b)(f)	70,946	755,641
GSR II Meteora Acquisition Corp. (b)	37,163	377,019
HCM Acquisition Corp. (a)(b)	43,358	444,853
Healthcare AI Acquisition Corp. (a)(b)	50,000	513,750
HH&L Acquisition Co. (a)(b)	1,458	14,740
Hiro Metaverse Acquisitions I SA (a)(b)(e)	42,576	516,012
Ibere Pharmaceuticals (a)(b)	66,225	668,210
Iconic Sports Acquisition Corp. (a)(b)	132,506	1,372,100
Independence Holdings Corp. (a)(b)	102,157	1,030,764
Infinite Acquisition Corp. (a)(b)	199,042	2,040,180
InFinT Acquisition Corp. (a)(b)	14,808	153,411
Innovative International Acquisition Corp. (a)(b)	8,966	92,350
Investcorp Europe Acquisition Corp. I (a)(b)	29,715	306,064
Investcorp India Acquisition Corp. (a)(b)	111,000	1,148,850
Itiquira Acquisition Corp. (a)(b)	20,748	209,347
Jaguar Global Growth Corp. I (a)(b)	56,926	582,353
Kismet Acquisition Two Corp. (a)(b)	104,998	1,060,480
Lazard Growth Acquisition Corp. I (a)(b)	128,302	1,297,133
Leo Holdings Corp. II (a)(b)	4,696	47,383
LF Capital Acquisition Corp. II (b)	4,957	50,859
Lionheart III Corp. (b)	2,754	28,242
Live Oak Mobility Acquisition Corp. (b)	1,458	14,660
M3-Brigade Acquisition II Corp. (b)	3,874	38,817
M3-Brigade Acquisition III Corp. (b)	12,589	127,652
Macondray Capital Acquisition Corp. I (a)(b)	9,843	100,300
Mason Industrial Technology, Inc. (b)	15,441	154,333
McLaren Technology Acquisition Corp. (b)	3,671	37,481
MELI Kaszek Pioneer Corp. (a)(b)	59,714	595,349
Mercato Partners Acquisition Corp. (b)	13,519	138,570
Mercury Ecommerce Acquisition Corp. (b)	42,969	436,995
New Vista Acquisition Corp. (a)(b)	2,774	28,004
Northern Star Investment Corp. III (b)	2,844	28,582
Onyx Acquisition Co. I (a)(b)	40,996	422,259
Oxus Acquisition Corp. (a)(b)	7,470	77,165
Pathfinder Acquisition Corp. (a)(b)	7,965	80,247
Patria Latin American Opportunity Acquisition Corp. (a)(b)	40,000	414,400
Pearl Holdings Acquisition Corp. (a)(b)	20,042	205,731
PepperLime Health Acquisition Corp. (a)(b)	2,488	25,427
Peridot Acquisition Corp. II (a)(b)	141,010	1,424,906
Pivotal Investment Corp. III (b)	19,088	193,190
Plum Acquisition Corp. I (a)(b)	3,193	32,185
Pontem Corp. (a)(b)	19,718	199,349
Portage Fintech Acquisition Corp. (a)(b)	178,000	1,785,340
PowerUp Acquisition Corp. (a)(b)	11,421	117,808
Project Energy Reimagined Acquisition Corp. (a)(b)	750	7,552
Pyrophyte Acquisition Corp. (a)(b)	10,370	107,122
RCF Acquisition Corp. (a)(b)	4,957	50,859
Revelstone Capital Acquisition Corp. Founder Shares (b)(c)(d)	6,000	1,213
Rose Hill Acquisition Corp. (a)(b)	17,296	180,916
Screaming Eagle Acquisition Corp. (a)(b)	148,321	1,475,052
Seaport Global Acquisition II Corp. (b)	23,488	239,578
Semper Paratus Acquisition Corp. (a)(b)	7,865	81,245
Silver Spike Acquisition Corp. II (a)(b)	22,885	230,910
Sizzle Acquisition Corp. (b)	9,116	93,166
Slam Corp. (a)(b)	3,193	32,249
Spree Acquisition Corp. 1 Ltd. (a)(b)	46,978	481,994
ST Energy Transition I Ltd. (a)(b)	9,895	101,127
Supernova Partners Acquisition Co III Ltd. (a)(b)	95,218	959,797
Sustainable Development Acquisition I Corp. (b)	2,553	25,683
SVF Investment Corp. (a)(b)	26,228	265,165
SVF Investment Corp. 2 (a)(b)	95,844	966,108
Tailwind International Acquisition Corp. (a)(b)	85,063	858,286
Target Global Acquisition I Corp. (a)(b)	81,998	839,660
TB SA Acquisition Corp. (a)(b)	46,958	473,806
Tech and Energy Transition Corp. (b)	3,193	32,026
TortoiseEcofin Acquisition Corp. III (a)(b)	100,000	1,003,000
Trine II Acquisition Corp. (a)(b)	53,248	548,721
two (a)(b)	82,887	836,330
Vector Acquisition Corp. II (a)(b)	134,709	1,360,561
Warburg Pincus Capital Corp. I-A (a)(b)	47,524	479,992
Waverley Capital Acquisition Corp. 1 (a)(b)	135,000	1,352,700
Western Acquisition Ventures Corp. (b)	40,260	409,847
Worldwide Webb Acquisition Corp. (a)(b)	24,963	254,123
Total Special Purpose Acquisition Companies (Cost $53,793,638)		54,830,145

Rights - 0.04%
A SPAC I Acquisition Corp. (a)(b)	100,000	9,500
Broad Capital Acquisition Corp. (b)	100,000	10,000
Jaguar Global Growth Corp. I (a)(b)	50,000	4,000
Redwoods Acquisition Corp. (b)	11,250	1,365
ROC Energy Acquisition Corp. (b)	5,514	882
Total Rights (Cost $34,722)		25,747

Warrants - 0.06%
Brigade-M3 European Acquisition Corp. (a)(b)
Expiration: 01/17/2027, Exercise Price: $11.50	38,125	13,344
Financials Acquisition Corp. (a)(b)(e)
Expiration: 04/04/2027, Exercise Price: $11.50	8,777	424
GP Bullhound Acquisition I SE (a)(b)(f)
Expiration: 03/11/2027, Exercise Price: $11.50	37,500	12,043
Hambro Perks Acquisition Corp. (a)(b)(e)
Expiration: 01/07/2026, Exercise Price: $11.50	37,500	3,627
Hiro Metaverse Acquisitions I SA (a)(b)(e)
Expiration: 12/21/2026, Exercise Price: $11.50	22,500	4,216
Parabellum Acquisition Corp. (b)
Expiration: 03/26/2023, Exercise Price: $11.50	2,299	92
Total Warrants (Cost $33,940)		33,746

Money Market Funds - 9.52%
First American Government Obligations Fund - Class X, 4.105% (g)	2,739,769	2,739,769
First American Treasury Obligations Fund - Class X, 4.197% (g)	3,146,915	3,146,915
Total Money Market Funds (Cost $5,886,684)		5,886,684

Total Investments (Cost $59,748,984) - 98.29%		60,776,322
Other Assets in Excess of Liabilities - 1.71%		1,058,069
Total Net Assets - 100.00%		$61,834,391

Percentages are stated as a percent of net assets.

(a) Foreign issued security.
(b) Non-income producing security.
(c) Illiquid security.
(d) Security valued using unobservable inputs.
(e) Holding denominated in British Pounds.
(f) Holding denominated in Euros.
(g) Seven day yield as of December 31, 2022.

CrossingBridge Pre-Merger SPAC ETF
Schedule of Forward Currency Exchange Contracts
December 31, 2022 (Unaudited)

Settlement Date	Counterparty	Currency to be Delivered	USD Value at December 31, 2022	Currency to be Received	USD Value at December 31, 2022	Unrealized Appreciation / (Depreciation)
1/13/2023	U.S. Bank	759,000 EUR	$813,292	802,551 USD	$802,551	$(10,741)
1/13/2023	U.S. Bank	633,000 GBP	765,566	779,635 USD	779,635	14,069
			$1,578,858		$1,582,186	$3,328

EUR - Euro
GBP- British Pound
USD - U.S. Dollars

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Funds (the
“Funds”) are comprised of the CrossingBridge Low Duration High Yield Fund, the CrossingBridge Responsible Credit Fund, the CrossingBridge Ultra-Short Duration
Fund (collectively, the “Mutual Funds”) and the CrossingBridge Pre-Merger SPAC ETF (the “ETF”), each representing a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the CrossingBridge Low Duration High Yield Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Responsible Credit Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Ultra-Short Duration Fund is to offer a higher yield than cash instruments while maintaining a low duration. The CrossingBridge Low Duration High Yield Fund commenced investment operations on
February 1, 2018. The Fund has registered both an Investor Class and Institutional Class of shares. During the fiscal quarter ended December 31, 2022, only the
Institutional Class was operational. Both the CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund commenced investment operations on June 30, 2021. Both Funds registered only an Institutional Class of shares. The investment objective of the CrossingBridge Pre-Merger SPAC ETF is to provide total returns consistent with the preservation of capital. The ETF commenced investment operations on September 20, 2021. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC (“the Adviser”), the Funds’
investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification Topic 946 “Financial Services – Investment Companies.”

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies ("SPACs"), is valued at its last sale price on that exchange on the date as of which assets are valued. Bank loans are valued at prices supplied by an approved independent pricing service (“Pricing Service”), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Forward currency contracts are valued at the mean between the bid and asked prices by an approved Pricing Service.

Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a
Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using constant yield method over the life of the security.

Money market funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

SPAC Founders Shares, received as part of the initial public offering process, will be valued initially in line with the publicly traded warrants, which typically have no value prior to the warrants being separated from the SPAC common shares. Upon a de-SPAC transaction, the valuation of the Founders Shares may be updated to reflect more current circumstances and inputs, including the value of the publicly traded warrants or the value of the publicly traded common shares, and may include a discount to reflect any restrictions associated with the Founders Shares.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the
Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.
The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Adviser.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds investments carried at fair value as of December 31, 2022:

CrossingBridge Pre-Merger SPAC ETF	Level 1	Level 2	Level 3	Total
Assets(1):
Special Purpose Acquisition Companies	$43,570,777	$11,258,121	1,247	54,830,145
Rights	10,882	14,865	-	25,747
Warrants	8,360	25,386	-	33,746
Money Market Fund	5,886,684	-	-	5,886,684
Total Assets	$49,476,703	$11,298,372	$1,247	$60,776,322

Other Financial Instruments(2):
Forward Currency Exchange Contracts	$-	$3,328	$-	$3,328
Total Other Financial Instruments	$-	$3,328	$-	$3,328

(1) See the Fund's Schedule of Investments for industry classifications.
(2) Other financial instruments are forward currency exchange contracts not included in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

CrossingBridge Pre-Merger SPAC ETF
Special Purpose Acquisition Companies
Beginning Balance - October 1, 2022	$731
Purchases	-
Sales	(23)
Realized gains	-
Realized losses	-
Change in unrealized appreciation (depreciation)	539
Transfer in/(out) of Level 3	-
Ending Balance - December 31, 2022	$1,247

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2022:

CrossingBridge Pre-Merger SPAC ETF
Description	Fair Value December 31, 2022	Valuation Methodologies	Unobservable Input	Range/Weighted Average Unobservable Input
Special Purpose Acquisition Companies*	$1,247	Company-specific information	Market assessment	$0-$1

* Table presents information for two securities, which have been valued between $0.01 and $0.21 throughout the period.